SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies [Abstract]
Basis Of Presentation And Significant Accounting Policies
TEVA PHARMACEUTICAL INDUSTRIES LIMITED
Notes to Consolidated Financial Statements

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES:

  General:

  Operations

  Teva Pharmaceutical Industries Limited (the “Parent Company”), headquartered in Israel, together with its subsidiaries and associated companies (the “Company,” “Teva” or the “Group”), is engaged in the development, manufacturing, marketing and distribution of generic, specialty, and other pharmaceutical products. The majority of the Group's revenues are in the United States and Europe. The Group's main manufacturing facilities are located in Israel, Hungary, United States, Germany, Canada, Japan, Ireland, the United Kingdom, the Czech Republic, Croatia, Italy, Bulgaria and India.

  Accounting principles

  The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

  Functional currency

  A major part of the Group's operations is carried out by the Company in the United States, Israel and certain other countries. The functional currency of these entities is the U.S. dollar (“dollar” or “$”).

  The functional currency of certain subsidiaries and associated companies is their local currency. The financial statements of those companies are included in the consolidated financial statements, translated into U.S. dollars. Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at monthly average exchange rates during the year. Differences resulting from translation are presented as other comprehensive income in the consolidated statements of comprehensive income (loss).

  The financial statements for Teva's Venezuelan business, which has a highly inflationary economy, are re-measured as if the functional currency was the U.S. dollar, Teva's reporting currency, using certain exchange rates determined by Teva's management. A highly inflationary economy is one that has cumulative inflation of approximately 100 percent or more over a 3-year period. See note 16a.

  Principles of consolidation

  The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries and Variable Interest Entities ("VIEs") for which the Company is considered the primary beneficiary. For those consolidated subsidiaries where Teva owns less than 100%, the outside shareholders' interests are shown as non-controlling interests in equity. Investments in affiliates over which the Company has significant influence but not a controlling interest, are carried on the equity basis.

  For VIEs, the Company performs an analysis to determine whether the variable interests give a controlling financial interest in a VIE. The Company periodically reassesses whether it controls its VIEs.

  Intercompany transactions and balances are eliminated on consolidation; profits from intercompany sales, not yet realized outside the Group, are also eliminated.

  Use of estimates in the preparation of financial statements

  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reported years. Actual results could differ from those estimates.

  As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to purchase price allocation on acquisitions including determination of useful lives and contingent consideration; determining the valuation and recoverability of intangible assets and goodwill; and assessing sales reserves and allowances, uncertain tax positions, valuation allowances, contingencies, inventory valuation and restructuring.

  New accounting pronouncements

                Recently adopted accounting pronouncements

                In March 2016, the Financial Accounting Standards Board (“FASB”) issued guidance on stock compensation. The guidance is intended to simplify several aspects of the accounting for share-based payments, including income tax consequences, classification of awards as either equity or liabilities, accounting for forfeitures and classification in the statement of cash flows. Teva adopted the provisions of this update during the second quarter of 2016. The guidance did not have a material impact on Teva's consolidated financial statements.

                In November 2015, the FASB issued guidance on balance sheet classification of deferred taxes. The guidance requires entities to present all deferred tax assets and liabilities, along with any related valuation allowance, as non-current on the balance sheet. Teva adopted the provisions of this update prospectively during the third quarter of 2016. The impact of the change in presentation is that net current deferred tax assets totaling approximately $978 million as of December 31, 2016 have been reclassified to non-current assets or long-term liabilities, as appropriate.

                In September 2015, the FASB issued guidance on current accounting for measurement period adjustments. The guidance requires entities to recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. Measurement period adjustments were previously required to be retrospectively adjusted as of the acquisition date. This pronouncement is effective commencing January 1, 2016. The impact of the new guidance resulted in the measurement period adjustments described in note 2 to be recognized in the fourth quarter of 2016, rather than adjusted retrospectively.

                Recently issued accounting pronouncements, not yet adopted

                In January 2017, the FASB issued guidance on goodwill impairment testing. The new guidance reduces the complexity of goodwill impairment tests by no longer requiring entities to determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. The guidance will be effective for the fiscal year beginning on January 1, 2020, including interim periods within that year (early adoption is permitted). Teva is currently evaluating the potential effect of the guidance on its consolidated financial statements.

                In January 2017, the FASB issued guidance on the differentiation between acquisitions of assets and businesses. The new guidance dictates that, when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, it should be treated as an acquisition or disposal of an asset. The guidance will be effective for the fiscal year beginning on January 1, 2018, including interim periods within that year (early adoption is permitted). Teva is currently evaluating the potential effect of the guidance on its consolidated financial statements.

                In November 2016, the FASB issued guidance on the treatment of restricted cash in the statements of cash flows. Amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The guidance will be effective for the fiscal year beginning on January 1, 2018, including interim periods within that year (early adoption is permitted). Teva does not anticipate a material impact on its consolidated financial statements.

                In October 2016, the FASB issued guidance on accounting for consolidation of interests held through related parties that are under common control. The amended guidance designates the primary beneficiary of a VIE as the reporting entity that has a controlling financial interest in a VIE and, therefore, consolidates the VIE. A reporting entity has an indirect interest in a VIE if it has a direct interest in a related party that, in turn, has a direct interest in the VIE. The guidance is effective for the fiscal year beginning on January 1, 2017, including interim periods within that year. Teva does not anticipate a material impact on its consolidated financial statements.

                In October 2016, the FASB issued guidance on income taxes on intra-entity transfers. The guidance eliminates the exception to the recognition requirements under the standard for intra-entity transfers of an asset other than inventory. As a result, an entity should recognize the income tax consequences when the transfer of assets other than inventory occurs. The guidance will be effective for the fiscal year beginning on January 1, 2018, including interim periods within that year (early adoption is permitted). Teva is currently evaluating the potential effect of the guidance on its consolidated financial statements.

                In August 2016, the FASB issued guidance on statements of cash flows. The guidance addresses eight specific issues: debt prepayment or debt extinguishment costs; settlement of certain debt instruments; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies; distributions received from equity method investees; beneficial interest in securitization transactions; separately identifiable cash flows and application of predominance principle. The guidance will be effective for the fiscal year beginning on January 1, 2018, including interim periods within that year (early adoption is permitted). Teva is currently evaluating the potential effect of the guidance on its consolidated financial statements.

                In June 2016, the FASB issued guidance on financial instruments. The guidance replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance will be effective for the fiscal year beginning on January 1, 2020, including interim periods within that year. Teva is currently evaluating the potential effect of the guidance on its consolidated financial statements.

                In February 2016, the FASB issued guidance on leases. The guidance requires entities to record lease assets and lease liabilities on the balance sheet and disclose key information about leasing arrangements. The guidance will become effective for interim and annual periods beginning on January 1, 2019 (early adoption is permitted) and is required to be adopted at the earliest period presented using a modified retrospective approach. Teva is currently evaluating the potential effect of the guidance on its consolidated financial statements.

                In January 2016, the FASB issued guidance which updates certain aspects of recognition, measurement, presentation and disclosure of equity investments. The guidance requires entities to recognize changes in fair value in net income rather than in accumulated other comprehensive income. The guidance will be effective for interim and annual periods beginning on January 1, 2018 (early adoption is permitted). Teva is currently evaluating the potential effect of the guidance on its consolidated financial statements.

                In May 2014, the FASB issued guidance on revenue from contracts with customers that will supersede most current revenue recognition guidance, including industry-specific guidance. Under the new standard, a good or service is transferred to the customer when (or as) the customer obtains control of the good or service, which differs from the risk and rewards approach under current guidance. The guidance provides a five-step analysis of transactions to determine when and how revenue is recognized. Other major provisions include capitalization of certain contract costs, consideration of the time value of money in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances. The guidance also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity's contracts with customers. In March, April and May 2016, the FASB issued three additional updates regarding identifying performance obligations and licensing, certain principal versus agent considerations, and various narrow scope improvements based on practical questions raised by users. The guidance may be adopted through either retrospective application to all periods presented in the financial statements (full retrospective approach) or through a cumulative effect adjustment to retained earnings at the effective date (modified retrospective approach). The guidance will be effective for the fiscal periods beginning on January 1, 2018 (early adoption is permitted).

                While Teva has not yet completed its final review of the impact of the new standard, Teva does not currently anticipate a material impact on its revenue recognition practices. Teva continues to review variable consideration and potential disclosures to complete its evaluation of the impact on its consolidated financial statements. In addition Teva continues to monitor additional changes, modifications, clarifications or interpretations that may impact its current conclusions. Teva expects to adopt the new standard using the modified retrospective approach.

  Acquisitions:

                Teva's consolidated financial statements include the operations of an acquired business from the date of the acquisition's consummation. Acquired businesses are accounted for using the acquisition method of accounting, which requires, among other things, that most assets acquired and liabilities assumed be recognized at their estimated fair values as of the acquisition date and that the fair value of acquired in process research and development ("IPR&D") be recorded on the balance sheet. Transaction costs are expensed as incurred. Any excess of the consideration transferred over the assigned values of the net assets acquired is recorded as goodwill. When Teva acquires net assets that do not constitute a business, as defined under U.S. GAAP, no goodwill is recognized and acquired IPR&D is expensed.

  Contingent consideration incurred in a business combination is included as part of the acquisition price and recorded at a probability weighted assessment of their fair value as of the acquisition date. The fair value of the contingent consideration is re-measured at each reporting period, with any adjustments in fair value recognized in earnings under impairments, restructuring and others.

  Collaborative arrangements:

  Collaborative agreements are contractual arrangements in which the parties are active participants to the arrangement and are exposed to the significant risks and rewards that are dependent on the ultimate commercial success of the endeavor.

  The Company recognizes revenue generated and costs incurred on sales to third parties as it relate to a collaborative agreement as gross or net. If the Company is the principal participant in a transaction, revenues and costs are recorded on a gross basis; otherwise, revenues are recorded on a net basis.

  Investee companies:

  Investments in entities in which the Company has a significant influence are accounted for using the equity method and included within other non-current assets. Under the equity method, the Company generally recognizes its proportionate share of comprehensive income or loss of the entity. Other non-marketable equity investments are carried at cost. The Company also reviews these investments for impairment whenever events indicate the carrying amount may not be recoverable. Impairments on investee companies are recorded in the income statement under share in profits or losses of associated companies – net.

  Fair value measurement:

  The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

  The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

  Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

  Level 2: Observable inputs that are based on inputs not quoted on active markets, but corroborated by market data.

  Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

  In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

  Investment in securities:

  Investment in securities consists mainly of debt and equity securities classified as available-for-sale and recorded at fair value. The fair value of quoted securities is based on current market value. When debt securities do not have an active market, fair value is determined using a valuation model. This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs.

  Unrealized gains of available for sale securities, net of taxes, are reflected in other comprehensive income. Unrealized losses considered to be temporary are reflected in other comprehensive income; unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. Realized gains and losses for both debt and equity securities are included in financial expense, net.

  The Company considers available evidence in evaluating potential impairments of its investments, including the duration and extent to which fair value is less than cost, and for equity securities, the Company's ability and intent to hold the investment for the length of time necessary to allow for the recovery of the market value. For debt securities, an other-than-temporary impairment has occurred if the Company does not expect to recover the entire amortized cost basis of the debt security. If the Company does not intend to sell the impaired debt security, and it is not more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis, the amount of the other-than-temporary impairment recognized in earnings, recorded in financial expense, net, is limited to the portion attributed to credit loss. The remaining portion of the other-than-temporary impairment related to other factors is recognized in other comprehensive income.

  Cash and cash equivalents:

  All highly liquid investments, which include short-term bank deposits and money market instruments, that are not restricted as to withdrawal or use, and investment in short-term debentures, the period to maturity of which did not exceed three months at the time of investment, are considered to be cash equivalents.

  Trade receivables:

  Trade receivables are stated at their net realizable value. The allowance against gross trade receivable reflects the best estimate of probable losses inherent in the receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available information. As of December 31, 2016 and December 31, 2015, an allowance for doubtful debts of $191 million and $146 million, respectively, is reflected in net trade receivables. Trade receivables are written off after all reasonable means to collect the full amount have been exhausted.

  Concentration of credit risks:

  Most of Teva's cash and cash equivalents (which, along with investment in securities, totaled $1.9 billion at December 31, 2016) were deposited with financially sound European, U.S. and Israeli banks and financial institutions and were comprised mainly of cash deposits.

  The pharmaceutical industry, particularly in the U.S., has been significantly affected by consolidation among managed care providers, large pharmacy chains, wholesaling organizations and other buyer groups. The U.S. market constituted approximately 53% of Teva's consolidated revenues in 2016 and a relatively small portion of total trade accounts after netting amounts in sales, reserves and allowances. The exposure of credit risks relating to other trade receivables is limited, due to the relatively large number of group customers and their wide geographic distribution. Teva performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts and generally does not require collateral. An appropriate allowance for doubtful accounts is included in the accounts and netted against trade receivables.

  Inventories:

  Inventories are valued at the lower of cost or net realizable value. Cost of raw and packaging materials, purchased products, manufactured finished products, products in process and capitalized production costs are determined predominantly on a standard cost basis, approximating average costs. Other methods which are utilized for determining the value of inventories are moving average, cost basis and the first in first out method.

  Teva regularly reviews its inventories for impairment and reserves are established when necessary.

  Inventories acquired in a business combination are stepped-up to their estimated fair value and amortized to cost of sales as that inventory is sold.

  Long-lived assets:

  Teva's long-lived, non-current assets are comprised mainly of goodwill, identifiable intangible assets and property, plant and equipment. All long-lived assets are monitored for impairment indicators throughout the year. Impairment testing for goodwill and all identifiable intangible assets is performed at least annually. When necessary, charges for impairments of long-lived assets are recorded for the amount by which the fair value is less than the carrying value of these assets.

  Goodwill

  Goodwill reflects the excess of the consideration transferred, including the fair value of any contingent consideration and any non-controlling interest in the acquiree, over the assigned fair values of the identifiable net assets acquired. Goodwill is not amortized, and is assigned to reporting units and tested for impairment at least on an annual basis, in the fourth quarter of the fiscal year.

  The goodwill impairment test is performed according to the following principles:

  An initial qualitative assessment may be performed to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If the Company concludes it is more likely than not that the fair value of the reporting unit is less than its carrying mount, a quantitative fair value test is performed.

  The first step of the quantitative fair value test compares the fair value of the reporting units to the carrying value of net assets allocated to the reporting units. If the fair value of the reporting unit exceeds the carrying value of the net assets allocated to that unit, goodwill is not impaired. If the carrying value of the reporting unit exceeds the fair value, the second step of the quantitative fair value test is performed.

  In the second step, the reporting unit's implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination or an acquisition would be determined. That is, the fair value of a reporting unit is assigned to all of the assets and liabilities of that unit, including any unrecognized intangible assets, as if the reporting unit had been acquired in a business combination. If the implied fair value of the reporting unit's goodwill is less than its carrying value, the difference is recorded as an impairment.

Identifiable intangible assets

Identifiable intangible assets are comprised of definite life intangible assets and indefinite life intangible assets.

Definite life intangible assets consist mainly of acquired product rights and other rights relating to products for which marketing approval was received from the U.S. Food and Drug Administration (“FDA”) or the equivalent agencies in other countries. These assets are amortized using mainly the straight-line method over their estimated period of useful life, or based on economic benefit models, if more appropriate, which is determined by identifying the period and manner in which substantially all of the cash flows are expected to be generated. Amortization of acquired developed products is recorded under cost of sales. Amortization of marketing and distribution rights is recorded under selling and marketing expenses.

Whenever impairment indicators are identified for definite life intangible assets, Teva reconsiders the asset's estimated life, calculates the undiscounted value of the asset's or asset group's cash flows and compares such value against the asset's or asset group's carrying amount. If the carrying amount is greater, Teva records an impairment loss for the excess of book value over fair value based on the discounted cash flows.

Indefinite life intangible assets are mainly comprised of research and development in-process assets. Teva monitors these assets for items such as research and development milestones and progress to identify any triggering events. Annually or when triggering events are present, Teva determines the fair value of the asset based on discounted cash flows and records an impairment loss if book value exceeds fair value.

IPR&D acquired in a business combination is capitalized as an indefinite life intangible asset until the related research and development efforts are either completed or abandoned. In the reporting period where they are treated as indefinite life intangible assets, they are not amortized but rather are monitored triggering events and tested for impairment. Upon completion of the related research and development efforts, management determines the useful life of the intangible assets and amortizes them accordingly. In case of abandonment, the related research and development assets are impaired.

Property, plant and equipment

Property, plant and equipment are stated at cost, after deduction of the related investment grants, and depreciated using the straight-line method over the estimated useful life of the assets: buildings, mainly 40 years; machinery and equipment, mainly between 15 to 20 years; and other assets, between 5 to 10 years.

For property, plant and equipment, whenever impairment indicators are identified, Teva reconsiders the asset's estimated life, calculates the undiscounted value of the asset's cash flows and compares such value against the asset's carrying amount. If the carrying amount is greater, Teva records an impairment loss for the excess of book value over fair value.

  Contingencies:

  The Company is involved in various patent, product liability, commercial, government investigations, environmental claims and other legal proceedings that arise from time to time in the ordinary course of business. Except for income tax contingencies or contingent consideration or other contingent liabilities incurred or acquired in a business combination, Teva records accruals for these types of contingencies to the extent that Teva concludes their occurrence is probable and that the related liabilities are estimable. When accruing these costs, the Company will recognize an accrual in the amount within a range of loss that is the best estimate within the range. When no amount within the range is a better estimate than any other amount, the Company accrues for the minimum amount within the range. Teva records anticipated recoveries under existing insurance contracts that are virtually certain of occurring at the gross amount that is expected to be collected. Legal costs are expensed as incurred.

  Treasury shares:

  Treasury shares are held by Teva's subsidiaries and presented as a reduction of Teva shareholders' equity and carried at their cost to Teva, under treasury shares.

  Stock-based compensation:

  Teva recognizes the estimated fair value of share-based awards, restricted share units (“RSUs”) and performance share units ("PSUs") under stock-based compensation costs. The compensation expense for PSUs is recognized only if it is probable that the performance condition will be achieved.

  Teva measures compensation expense for share-based awards based on estimated fair values on the date of grant using the Black-Scholes option-pricing model. This option pricing model requires estimates as to the option's expected term and the price volatility of the underlying stock.

  Teva measures compensation expense for the RSUs and PSUs based on the market value of the underlying stock at the date of grant, less an estimate of dividends that will not accrue to the RSU and PSU holders prior to vesting.

  Deferred income taxes:

  Deferred income taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of temporary differences between the financial accounting and tax basis of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred income taxes are expected to be paid or realized. A valuation allowance is provided if, based upon the weight of available evidence, it is more likely than not that a portion of the deferred income tax assets will not be realized. In determining whether a valuation allowance is needed, Teva considers all available evidence, including historical information, long range forecast of future taxable income and evaluation of tax planning strategies. Amounts recorded for valuation allowance can result from a complex series of judgments about future events and can rely on estimates and assumptions. Deferred income tax liabilities and assets are classified as non-current in accordance with the accounting standard update issued in November 2015 and adopted by Teva in the third quarter of 2016 (refer further to note 1(b)).

  Deferred tax has not been provided on the following items:

  Taxes that would apply in the event of disposal of investments in subsidiaries, as it is generally the Company's intention to hold these investments, not to realize them. The determination of the amount of related unrecognized deferred tax liability is not practicable.
  Amounts of tax-exempt income generated from the Company's current Approved Enterprises and unremitted earnings from foreign subsidiaries retained for reinvestment in the Group. See note 15f.

  Uncertain tax positions:

  Teva recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefit recognized in the financial statements for a particular tax position is based on the largest benefit that is more likely than not to be realized. Teva regularly re-evaluates its tax positions based on developments in its tax audits, statute of limitations expirations, changes in tax laws and new information that can affect the technical merits and change the assessment of Teva's ability to sustain the tax benefit. In addition, the Company classifies interest and penalties recognized in the financial statements relating to uncertain tax position under the income taxes line item.

  Provisions for uncertain tax positions, whereas Teva has net operating losses to offset additional income taxes that would result from the settlement of the tax position, are presented as a reduction of the deferred tax assets for such net operating loss.

  Derivatives and hedging:

  The Group carries out transactions involving derivative financial instruments (mainly forward exchange contracts, written and purchased currency options, cross-currency swap contracts, interest rate swap contracts and treasury locks). The transactions are designed to hedge the Company's currency and interest rate exposures. The Company does not enter into derivative transactions for trading purposes.

  Derivative instruments are recognized on the balance sheet at their fair value.

  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item attributable to the hedged risk is recognized in financial expenses—net in the statements of income in the period that the changes in fair value occur.

  For derivative instruments that are designated and qualify as a cash-flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same line item associated with the anticipated transaction in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument (i.e., the ineffective portion), if any, is recognized in the statement of income during the current period.

  For derivative instruments that qualify for hedge accounting, the cash flows associated with these derivatives are reported in the consolidated statements of cash flows consistently with the classification of the cash flows from the underlying hedged items that these derivatives are hedging.

  Derivative instruments that do not qualify for hedge accounting are recognized on the balance sheet at their fair value, with changes in the fair value recognized as a component of financial expenses—net in the statements of income. The cash flows associated with these derivatives are reflected as cash flows from operating activities in the consolidated statements of cash flows.

  Revenue recognition:

  The Company recognizes revenues from product sales, including sales to distributors when persuasive evidence of an arrangement exists, delivery has occurred, the selling price is fixed or determinable and collectability is reasonably assured. This generally occurs when products are shipped and title and risk and rewards for the products are transferred to the customer.

  Revenues from product sales are recorded net of provisions for estimated chargebacks, rebates, returns, prompt pay discounts and other deductions, such as shelf stock adjustments, which can be reasonably estimated. When sales provisions are not considered reasonably estimable by Teva, the revenue is deferred to a future period when more information is available to evaluate the impact.

  Provisions for chargebacks, rebates including Medicaid and other governmental program discounts and other promotional items, such as shelf stock adjustments, are included in sales reserves and allowances (“SR&A”). These provisions are recognized concurrently with the sales of products. Prompt payment discounts are netted against trade receivables.

  Calculations for these deductions from sales are based on historical experience and the specific terms in the individual agreements. Chargebacks and rebates are the largest components of sales reserves and allowances. Provisions for chargebacks are determined using historical chargeback experience and expected chargeback levels and wholesaler sales information for new products, which are compared to externally obtained distribution channel reports for reasonableness. Rebates are recognized based on contractual obligations in place at the time of sales with consideration given to relevant factors that may affect the payment as well as historical experience for estimated market activity. Shelf-stock adjustments are granted to customers based on the existing inventory of a customer following decreases in the invoice or contract price of the related product and are estimated based on expected market performance. Teva records a reserve for estimated sales returns by applying historical experience of customer returns to the amounts invoiced and the amount of returned products to be destroyed versus products that can be placed back in inventory for resale.

  Revenue resulting from the achievement of milestone events stipulated in agreements is recognized when the milestone is achieved. Milestones are based upon the occurrence of a substantive element specified in the contract or as a measure of substantive progress towards completion under the contract.

  Revenues from licensees, sales of licensed products and technology are recorded in accordance with the contract terms, when third-party sales can be reliably measured and collection of the funds is reasonably assured.

  Royalty revenue is recognized as a component of net revenues in accordance with the terms of their respective contractual agreements when collectability is reasonably assured and when revenue can be reasonably measured.

  Revenues included royalty income and income from services of $343 million, $140 million and $167 million in the years ended December 31, 2016, 2015 and 2014, respectively. The amount recognized in 2016 includes royalty income resulting from the Ninlaro® transaction. See note 2.

  Research and development:

  Research and development expenses are charged to income as incurred. Participations and grants in respect of research and development expenses are recognized as a reduction of research and development expenses as the related costs are incurred, or as the related milestone is met. Upfront fees received in connection with cooperation agreements are deferred and recognized over the period of the applicable agreements as a reduction of research and development expenses.

  Advance payments for goods or services that will be used or rendered for future research and development activities are deferred. Such amounts are recognized as an expense as the related goods are delivered or the services are performed.

  Research and development in-process acquired as part of an asset purchase, which has not reached technological feasibility and has no alternative future use, is expensed as incurred.

  Shipping and handling costs:

  Shipping and handling costs, which are included in selling and marketing expenses, were $134 million, $127 million and $151 million for the years ended December 31, 2016, 2015 and 2014, respectively.

  Advertising expenses:

  Advertising expenses are charged to income as incurred. Advertising expenses for the years ended December 31, 2016, 2015 and 2014 were $312 million, $297 million and $302 million, respectively.

  Restructuring:

  Restructuring charges are initially recorded at fair value, and recognized in connection with restructuring programs designed to reduce the cost structure, increase efficiency and enhance competitiveness. Judgment is used when estimating the impact of restructuring plans, including future termination benefits and other exit costs to be incurred when the actions take place. Costs for one-time termination benefits in which the employee is required to render service until termination in order to receive the benefits are recognized ratably over the future service period.

  Segment reporting:

  The Company's business includes two reporting segments: generic and specialty medicines. The generics segment develops, manufactures, sells and distributes generic or branded generic medicines as well as active pharmaceutical ingredients ("API") and over-the-counter medicines. The specialty segment engages in the development, manufacture, sale and distribution of branded specialty medicines such as those for central nervous system and respiratory indications, as well as those marketed in the women's health, oncology and other specialty businesses.

  Beginning in the fourth quarter of 2016, and following the acquisition of Actavis Generics, Teva revised its segment structure so that its generic medicines segment now includes Teva's over-the-counter ("OTC") business, conducted primarily through PGT Healthcare, as well as the API manufacturing business. Refer further to note 20.

  Earnings per share:

  Basic earnings per share are computed by dividing the net income attributable to ordinary shareholders by the weighted average number of ordinary shares (including fully vested RSUs) outstanding during the year, net of treasury shares.

  In computing diluted earnings per share, basic earnings per share are adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options and non-vested RSUs and PSUs granted under employee stock compensation plans and one series of convertible senior debentures, using the treasury stock method; (ii) the conversion of the remaining convertible senior debentures using the “if-converted” method, by adding to net income interest expense on the debentures and amortization of issuance costs, net of tax benefits, and by adding the weighted average number of shares issuable upon assumed conversion of the debentures; and (iii) the conversion of the mandatory convertible preferred shares using the “if-converted” method by adding to net income attributable to ordinary shareholders the dividends on the preferred shares and by adding the weighted average number of shares issuable upon assumed conversion of the mandatory convertible preferred shares.

  Reclassifications:

Certain comparative figures have been reclassified to conform to the current year presentation.